Summary of Significant Accounting Policies - Advertising Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation
Advertising costs	$ 2.2	$ 6.8